Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	$ 218,337	$ 80,848
Financial liabilities	2,009,606	1,951,502
Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	126,029	142,436
Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities		1,167,494
Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	210,224	520,553
Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,673,353	121,019
Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	218,124	54,380
Financial liabilities	201,264	253,740
Less than one year | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	126,029	142,436
Less than one year | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities		66,309
Less than one year | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	0	0
Less than one year | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	75,235	44,995
One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	213	0
Financial liabilities	337,537	1,631,936
One to two years | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	0	0
One to two years | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities		1,101,185
One to two years | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	210,224	520,553
One to two years | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	127,313	10,198
Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	26,468
Financial liabilities	1,470,805	65,826
Later Than Two Years | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	0	0
Later Than Two Years | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities		0
Later Than Two Years | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	0	0
Later Than Two Years | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,470,805	65,826
Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	166,696	43,223
Non-interest bearing | Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	166,696	43,223
Non-interest bearing | One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	0
Non-interest bearing | Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	0
Variable-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	51,641	37,625
Variable-interest bearing | Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	51,428	11,157
Variable-interest bearing | One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	213	0
Variable-interest bearing | Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	$ 0	$ 26,468